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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                                -----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Shamrock Capital Advisors, Inc.
Address:   4444 W. Lakeside Drive
           Burbank, CA 91505


Form 13F File Number:  28-12223
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    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C. The Managing Member of the Reporting Manager
Phone:     (818) 845-4444

Signature, Place, and Date of Signing:

   /s/ Gregory S. Martin            Burbank, CA             November 16, 2009
---------------------------  ---------------------------  ---------------------
       [Signature]                 [City, State]                 [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   4

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   $537,116
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.  Form 13F File Number  Name
   ---  --------------------  ----------------------------------------------
   1         28-12228         Shamrock Activist Value Fund GP, L.L.C.
   2         28-12224         Shamrock Partners Activist Value Fund, L.L.C.
   3         28-12226         Shamrock Holdings of California, Inc.
   4         28-12225         Shamrock Holdings, Inc.

                                   FORM 13F
                               INFORMATION TABLE

                        Shamrock Capital Advisors, Inc.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE 09/30/09

Column 1             Column 2  Column 3  Column 4       Column 5       Column 6   Column 7       Column 8

                                           VALUE     TOTAL   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY

                     TITLE OF
NAME OF ISSUER        CLASS      CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE

ARRIS Group Inc        COM     04269Q100   93,093  7,155,514  SH       DEFINED    1,2,3,4  7,155,514

Brinks Home Sec
Hldgs Inc              COM     109699108    5,190    168,577  SH       DEFINED    1,2,3,4    168,577

Coinstar Inc           COM     19259P300   83,275  2,525,011  SH       DEFINED    1,2,3,4  2,525,011

iPass Inc              COM     46261V108    7,681  5,566,126  SH       DEFINED    1,2,3,4  5,566,126

Jackson Hewitt
Tax Svcs Inc           COM     468202106    8,894  1,743,877  SH       DEFINED    1,2,3,4  1,743,877

Magellan Health        COM
Svcs Inc               NEW     559079207   52,668  1,695,686  SH       DEFINED    1,2,3,4  1,695,686

Mobile Mini, Inc.      COM     60740F105   49,742  2,865,317  SH       DEFINED    1,2,3,4  2,865,317

Texas Inds Inc         COM     882491103  118,687  2,826,556  SH       DEFINED    1,2,3,4  2,826,556

Websense Inc           COM     947684106   65,729  3,912,411  SH       DEFINED    1,2,3,4  3,912,411

West Pharmaceutical
Svsc Inc               COM     955306105   52,157  1,284,329  SH       DEFINED    1,2,3,4  1,284,329